Suppliers and contractors (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Suppliers and contractors

The Company classifies financial liabilities arising from supplier finance arrangements within Supplier and contractors in the statement of financial position if they have nature and function similar to the commercial accounts payable.

This is the case when the supplier finance arrangement is part of the working capital used in the usual operational cycle of the Company and the terms of the liabilities included in the supplier finance arrangements are not substantially different from the terms of the commercial accounts payable not included in the supplier finance arrangements, i.e., the original financial liability is not substantially modified.

The cash flows associated with liabilities included in supplier finance arrangements that are classified as Suppliers and contractors in the statement of financial position are presented as operating activities in the statement of cash flows.